Property, Plant and Equipment - Summary of Property Plant and Equipment Depreciation Rate (Detail)	12 Months Ended
Dec. 31, 2018
Administration unit [member] | Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	20.00%
Administration unit [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	14.29%
Administration unit [member] | IT equipment in general [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	16.67%
Administration unit [member] | General equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	6.25%
Administration unit [member] | Buildings - Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Generation unit [member] | Buildings - Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Generation unit [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	2.00%
Generation unit [member] | Buildings - Machine room [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	2.00%
Generation unit [member] | Generator [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Generation unit [member] | Water turbine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	2.50%
Generation unit [member] | Pressure tunnel [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.13%
Generation unit [member] | Command station, panel and cubicle [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.57%
Generation unit [member] | Town planning and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%